NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

Arrive AI Inc. (formerly Arrive Technology Inc.) (the Company) was incorporated on April 30, 2020, in the State of Delaware as Dronedek Corporation. On July 27, 2023, Dronedek Corporation changed its name to Arrive Technology Inc. On September 27, 2024, Arrive Technology Inc. changed its name to Arrive AI Inc. The Company is a developmental technology company with a focus on designing and implementing a commercially viable smart mailbox for drone, robotic and human package receiving and storage.

The Company is subject to a number of risk similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, the need for additional capital (or financing) to fund operating losses, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology.

1. NATURE OF OPERATIONS

Arrive AI Inc. (formerly Arrive Technology Inc.) (the Company) was incorporated on April 30, 2020, in the State of Delaware as Dronedek Corporation. On July 27, 2023, Dronedek Corporation changed its name to Arrive Technology Inc. On September 27, 2024, Arrive Technology Inc. changed its name to Arrive AI Inc. The Company is a developmental technology company with a focus on designing and implementing a commercially viable smart mailbox for drone, robotic and human package receiving and storage.